Derivatives and Hedging Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) on Derivative Instruments, Net of Tax	$ 11,813
Maximum Amount of Time Cash Flow are Hedged	16 years
Over the Counter
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total collateral for derivatives	$ 2,029,211	$ 1,447,970
Exchange Traded
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total collateral for derivatives	$ 137,383	$ 49,133